Basis of Presentation and Significant Accounting Policies - Schedule of Property Plant and Equipment (Details)	Mar. 31, 2026	Sep. 30, 2025
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	4 years	4 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	4 years	4 years
Devices for rental [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	4 years	4 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	2 years	2 years